UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549 FORM 13F
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment [  ];
 Amendment Number: ___________
This Amendment (check only one): [  ] is a restatement.
        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name: 	Fund Evaluation Group, LLC
Address: 201 East Fifth Street Suite 1600 Cincinnati, OH  45202

Form 13F File Number:	028-11872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete
, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Scott B. Harsh
Title:	Managing Principle/President/CEO
Phone: 	(513) 977- 4400
Signature, Place and Date of Signing:
_____________________________	  Cincinnati, Ohio 			November 2, 2011
(Signature)				  (City, State)			              (Date)
Report Type (Check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report
List of other managers reporting for this manager:
(If there are no entries in this list, omit this section)
Form 13F File Number			Name
_________________________		__________________________________________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:	0

Form 13F Information Table Entry Total: 	14

Form 13F Information Table Value Total: 	$ 574,781
				            (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file
 numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

51:    None


No		Form 13F File Number			Name
_____		_________________________		__________________________________________

(repeat as necessary)

FORM 13F INFORMATION TABLE




VALUE
(X$1000)
SHARES
PRN AMT
SH/ PUT/
PRN CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP





SOLE
SHARED
NONE
ISHARES TR
MSCI ACWI Ex US Fund
464288240

368
10,520
SH
SOLE

Yes


ISHARES TR
MSCI EAFE Growth Fund
464288885
14,642
288,503
SH
SOLE

Yes


ISHARES TR
MSCI Emrg Mkt Fd
464287234
311
8,864
SH
SOLE

Yes


ISHARES TR
Russell 1000 Growth
464287614
140,866
2,680,608
SH
SOLE

Yes


ISHARES TR
Russell 2000
464287655
22,907
356,090
SH
SOLE

Yes


ISHARES TR
Russell Midcap Index
464287499
40,362
457,934
SH
SOLE

Yes



ISHARES TR
S&P 100 Index
464287101
141,211
2,747,832
SH
SOLE

Yes



ISHARES TR
S&P 500
464287200
149,877
1,320,498
SH
SOLE

Yes



POWERSHARES
Db Commdty Indx
73935S105
31,964
1,233,190
SH
SOLE

Yes


STATE STREET
SPDR Gold Trust
78463V107
1,511
9,560
SH
SOLE

Yes


STATE STREET
Spdr Ser Tr S&P Metals & Mng E
78464A755
410
9,150
SH
SOLE

Yes


STATE STREET
SPDR DOW JONES REIT
78464A607
560
9,920
SH
SOLE

Yes


VANGUARD
Emerging Mkts Vipers
922042858
288
8,040
SH
SOLE

Yes


VANGUARD
Pacific ETF
922042866
29,503
604,703
SH
SOLE

Yes